ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liabilities as of December 31, 2010 and 2011 comprise the following:

	2010	2011	2011
	RUR	RUR	$
Trade accounts payable and accrued liabilities	798	1,464	45.4
Salary and other compensation expenses payable/accrued to employees	181	258	8.0

Total accounts payable and accrued liabilities	979	1,722	53.4